ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Billed accounts receivable	$ 376,529	$ 443,806
Unbilled accounts receivable	137,408	188,029
Allowance for doubtful accounts	(41,878)	(43,903)
Total accounts receivable, net	$ 472,059	$ 587,932